Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases

Note 13—Operating Leases

The Company leases office space and other property and equipment under lease agreements expiring on various dates through 2019. The Company recognized expense under operating leases of approximately $5 million, $5 million, and $4 million, for the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

As of December 31, 2011, future minimum lease payments were as follows (in thousands):

2012	$5,652
2013	4,769
2014	4,598
2015	4,455
2016	2,950
Thereafter	9,053

$31,477